Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2012
Postretirement Benefits Other Than Pensions

11. Postretirement Benefits Other Than Pensions

The Company sponsors unfunded defined benefit postretirement health care and life insurance plans for certain employees. The Company contributes toward the cost of health insurance benefits and contributes the full cost of providing life insurance benefits. In order to be eligible for these postretirement benefits, an employee must retire after attainment of age 55 and completion of 15 years of service, or attainment of age 65 and completion of 10 years of service. The Company’s Benefits Trust Committee determines retiree premiums.

Effective January 1, 2011, the plan options available to new retirees under these plans changed. All retirees subsequent to that date must participate in single plan option. The Company’s benefit obligation decreased $1.1 million during 2011 as a result of this amendment. In connection with the Company’s transition to a REIT, the Company changed the benefits that will be available to retirees as of January 1, 2013. As a result of this amendment, the Company’s benefit obligation decreased $16.5 million during 2012.

The following table reconciles the change in benefit obligation of the postretirement plans to the accrued postretirement liability as reflected in other liabilities in the accompanying consolidated balance sheets at December 31 (amounts in thousands):

	2012	2011
Benefit obligation at beginning of year	$24,621	$19,937
Service cost	42	46
Interest cost	790	1,052
Actuarial loss	958	5,492
Amendments	(16,508)	(1,075)
Benefits paid	(1,156)	(831)

Benefit obligation at end of year	$8,747	$24,621

Net postretirement benefit expense reflected in the accompanying consolidated statements of operations included the following components for the years ended December 31 (amounts in thousands):

	2012	2011	2010
Service cost	$42	$46	$51
Interest cost	790	1,052	1,045
Amortization of net actuarial loss	491	2	—
Amortization of prior service cost	(682)	(678)	(244)
Curtailment gain	(310)	—	—

Net postretirement benefit expense	$331	$422	$852

The weighted-average assumptions used to determine the benefit obligation at December 31 are as follows:

	2012	2011	2010
Discount rate	3.08%	4.21%	5.29%
Measurement date	12/31/2012	12/31/2011	12/31/2010

The weighted-average assumptions used to determine the net postretirement benefit expense for years ended December 31 are as follows:

	2012	2011	2010
Discount rate	3.92%	5.29%	5.77%
Measurement date	12/31/2012	12/31/2011	12/31/2010

The Company expects to contribute $0.9 million to the plan in 2013. Based on the Company’s assumptions discussed above, the Company expects to make the following estimated future benefit payments under the plan during the years ending December 31 (amounts in thousands):

2013	$864
2014	818
2015	776
2016	733
2017	701
2018-2022	2,854

The net loss, amortization of net loss, prior service credit, amortization of prior service credit, and curtailment gain recognized in other comprehensive income for 2012 was $1.0 million, $0.5 million, $16.5 million, $0.7 million, and $0.3 million, respectively. Included in accumulated other comprehensive loss at December 31, 2012 are the following amounts that have not yet been recognized in net postretirement benefit expense: unrecognized actuarial losses of $6.5 million ($4.2 million net of tax) and unrecognized prior service credits of $16.2 million ($10.4 million net of tax). The net loss, prior service credit and amortization of prior service credit recognized in other comprehensive income for 2011 was $5.5 million, $1.1 million, $0.7 million, respectively. Included in accumulated other comprehensive loss at December 31, 2011 are the following amounts that had not yet been recognized in net postretirement benefit expense: unrecognized actuarial losses of $6.0 million ($3.9 million net of tax) and unrecognized prior service credit of $0.7 million ($0.5 net of tax). The net loss and prior service credit for the postretirement plans included in accumulated other comprehensive loss that will be amortized from accumulated other comprehensive loss into net postretirement benefit expense over the next fiscal year is $0.4 million and $1.1 million, respectively.

The Company amended the plans effective December 31, 2001 such that only retirees currently receiving benefits under the plans and active employees whose age plus years of service total at least 60 and who have at least 10 years of service as of December 31, 2001 remain eligible.